Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2005
Subordinated Debentures
Subordinated Borrowing [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt	$ 4.1
Debt Instrument Maturity Date Year	2035
Debt Instrument, Interest Rate, Stated Percentage	6.25%
Mandatorily redeemable debt securities	$ 4.1
Subordinated debenture variable interest rate	1.35%
Libor Rate	0.26%